BUSINESS COMBINATIONS - Pro Forma Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Combinations [Abstract]
Revenue	$ 9,154,816
Net loss	$ (721,257)